Fair Value Measurements - (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability level 1 to level 2 transfers amount		$ 0
Fair value liability level 2 to level 1 transfers amount		0
Fair value liability transfers into level 3		0
Fair value liability transfers out of level 3		0
Unrealized gain		580,000	$ (0)
IsoBio Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain	$ 600,000
Carrying value of investment		5,600,000
U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets			0
Convertible Notes Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value on a recurring basis		$ 199,300,000	$ 33,400,000